Condensed Consolidated Statements of Changes in Stockholders’ Equity (unaudited) - USD ($)	Previously Reported [Member] Common Stock	Previously Reported [Member] Additional Paid-in Capital	Previously Reported [Member] Accumulated Other Comprehensive Income	Previously Reported [Member] Accumulated Deficit	Previously Reported [Member]	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 131	$ 78,007,490	$ 636,886	$ (48,357,638)	$ 30,286,869
Balance (in Shares) at Dec. 31, 2020	1,308,562
Shares issued from exercise of July 2022 pre-funded warrants (in Shares)
Comprehensive loss:
Net income (loss)				(20,324,648)	(20,324,648)					$ (20,324,648)
Other comprehensive income (loss)			180,554		180,554
Balance at Dec. 31, 2021	$ 170	107,187,371	817,440	(68,682,286)	39,322,695	$ 170	$ 107,187,371	$ 817,440	$ (68,682,286)	39,322,695
Balance (in Shares) at Dec. 31, 2021	1,701,799					1,701,799
Comprehensive loss:
Shares issued upon conversion of KBL debt (Note 10)	$ 2	1,941,123			1,941,125
Shares issued upon conversion of KBL debt (Note 10) (in Shares)	23,357
Shares issued upon conversion of 180 debt (Note 10)	$ 1	432,382			432,383
Shares issued upon conversion of 180 debt (Note 10) (in Shares)	7,920
Shares issued in connection with the financing, net of financing costs (Note 12)	$ 13	10,731,057			10,731,070
Shares issued in connection with the financing, net of financing costs (Note 12) (in Shares)	128,200
Offering costs allocated to warrant liabilities (Note 12)		604,118			604,118
Warrants issued in connection with private offering, reclassified to derivative liabilities (Note 8)		(7,294,836)			(7,294,836)
Shares issued upon exchange of common stock equivalents (Note 12)	$ 9	(9)
Shares issued upon exchange of common stock equivalents (Note 12) (in Shares)	87,253
Shares issued to settle accounts payable (Note 11)	$ 1	1,973,249			1,973,250
Shares issued to settle accounts payable (Note 11) (in Shares)	11,250
Shares issued in connection with the August 2021 Offering, net of financing costs (Note 12)	$ 13	13,879,987			13,880,000
Shares issued in connection with the August 2021 Offering, net of financing costs (Note 12) (in Shares)	125,000
Shares issued to settle convertible debt and derivative liabilities with Alpha Capital (Note 10)	$ 1	1,060,499			1,060,500
Shares issued to settle convertible debt and derivative liabilities with Alpha Capital (Note 10) (in Shares)	7,500
Shares issued in connection with the repayment of related party loans and convertible notes (Note 12)	$ 1	851,111			851,112
Shares issued in connection with the repayment of related party loans and convertible notes (Note 12) (in Shares)	7,093
Stock based compensation (Note 12):
Common stock	$ 2	2,148,887			2,148,889
Common stock (in Shares)	15,878
Options		2,852,309			2,852,309
Shares Cancelled	$ (4)	4
Shares Cancelled (in Shares)	(20,214)
Shares issued for professional services to directors						$ 1	149,717			149,718
Shares issued for professional services to directors (in Shares)						2,566
Stock-based compensation							596,467			596,467
Net income (loss)									1,563,713	1,563,713
Other comprehensive income (loss)								(728,081)		(728,081)
Balance at Mar. 31, 2022						$ 171	107,933,555	89,359	(67,118,573)	40,904,512
Balance (in Shares) at Mar. 31, 2022						1,704,365
Balance at Dec. 31, 2021	$ 170	107,187,371	817,440	(68,682,286)	39,322,695	$ 170	107,187,371	817,440	(68,682,286)	$ 39,322,695
Balance (in Shares) at Dec. 31, 2021	1,701,799					1,701,799
Adjustments related to reverse stock-split	$ 1	(1)
Adjustments related to reverse stock-split (in Shares)	9,591
Issuance of July 2022 pre-funded warrants		2,562,265			2,562,265
Shares issued from exercise of July 2022 pre-funded warrants	$ 13	250			263
Shares issued from exercise of July 2022 pre-funded warrants (in Shares)	131,604
Shares issued in connection with July 2022 Offering	$ 18	3,407,472			3,407,490
Shares issued in connection with July 2022 Offering (in Shares)	175,000
Issuance of December 2022 pre-funded warrants		4,823,187			4,823,187
Shares issued from exercise of December 2022 pre-funded warrants	$ 150				150
Shares issued from exercise of December 2022 pre-funded warrants (in Shares)	1,499,286
Shares issued in connection with December 2022 Offering	$ 22	691,651			691,673
Shares issued in connection with December 2022 Offering (in Shares)	215,000
Shares issued for professional services to directors	$ 1	331,590			331,591
Shares issued for professional services to directors (in Shares)	14,026
Comprehensive income (loss):
Stock-based compensation		2,633,826			2,633,826
Stock-based compensation (in Shares)	600
Comprehensive loss:
Net income (loss)				(38,726,259)	(38,726,259)					$ (38,726,259)
Other comprehensive income (loss)			(3,702,963)		(3,702,963)
Balance at Dec. 31, 2022	$ 375	$ 121,637,611	$ (2,885,523)	$ (107,408,545)	$ 11,343,918	$ 375	121,637,611	(2,885,523)	(107,408,545)	$ 11,343,918
Balance (in Shares) at Dec. 31, 2022	3,746,906					3,706,469
Shares issued from exercise of July 2022 pre-funded warrants (in Shares)
Comprehensive income (loss):
Stock-based compensation							557,421			$ 557,421
Comprehensive loss:
Net income (loss)									(4,762,078)	(4,762,078)
Other comprehensive income (loss)								663		663
Balance at Mar. 31, 2023						$ 375	$ 122,195,032	$ (2,884,860)	$ (112,170,623)	$ 7,139,924
Balance (in Shares) at Mar. 31, 2023						3,706,469